Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We issue equity awards in the form of performance share awards and restricted stock grants according to a pre-established grant date calendar based on the executive officer’s hire date, promotion date, contract renewal date, or as part of the Company’s annual performance review process, generally conducted in March of each year. We review the performance and adjust the compensation for the majority of our executive officers annually at that same time. We do not time grant dates based on any favorable or unfavorable non-public information anticipated to be disclosed at a later date. Our Board and the Committee have also delegated authority to the CEO and COO, subject to certain limits, to grant equity awards to current and newly hired associates and to associates who receive promotions below the executive officer level, including as part of the normal annual focal review process.
Award Timing Method	We issue equity awards in the form of performance share awards and restricted stock grants according to a pre-established grant date calendar based on the executive officer’s hire date, promotion date, contract renewal date, or as part of the Company’s annual performance review process, generally conducted in March of each year. We review the performance and adjust the compensation for the majority of our executive officers annually at that same time. We do not time grant dates based on any favorable or unfavorable non-public information anticipated to be disclosed at a later date. Our Board and the Committee have also delegated authority to the CEO and COO, subject to certain limits, to grant equity awards to current and newly hired associates and to associates who receive promotions below the executive officer level, including as part of the normal annual focal review process.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We issue equity awards in the form of performance share awards and restricted stock grants according to a pre-established grant date calendar based on the executive officer’s hire date, promotion date, contract renewal date, or as part of the Company’s annual performance review process, generally conducted in March of each year. We review the performance and adjust the compensation for the majority of our executive officers annually at that same time. We do not time grant dates based on any favorable or unfavorable non-public information anticipated to be disclosed at a later date. Our Board and the Committee have also delegated authority to the CEO and COO, subject to certain limits, to grant equity awards to current and newly hired associates and to associates who receive promotions below the executive officer level, including as part of the normal annual focal review process.
MNPI Disclosure Timed for Compensation Value	false